SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM BORROWINGS
Schedule of short-term borrowings from bank

			Amount	Annual	Repayment
Date	Borrower	Lender	($)	Interest Rate	Due Date
January 6, 2023	Ambow Education Inc.	EAST WEST BANK	2,439	2.50%	January 6, 2024
October 11, 2022	Ambow Education Inc.	Cathy Bank	1,500	6.29%	October 11, 2024